Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity [Table Text Block]

	Lease Commitment	Non-Lease Commitment	Total Commitment
	$	$	$
Payments
2022	9,825	13,303	23,128
2023	4,947	6,404	11,351
Total payments	14,772	19,707	34,479
Less: imputed interest	(515)
Carrying value of operating lease liabilities	14,257
Less: current portion	(9,389)
Carrying value of long-term operating lease liabilities	4,868